Intangible Assets - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Goodwill And Intangible Assets Disclosure [Abstract]
Weighted-average amortization period of intangible assets	20 months
Amortization expense	$ 3.2	$ 6.5	$ 7.0